Equity - Restricted Stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted average grant date fair value
Payments for purchase of treasury shares	$ 3.6	$ 1.1	$ 1.6
Payments of Dividends	$ 5.7	$ 215.0	$ 0.1
Restricted stock
Number of shares
Nonvested stock at the beginning of period (in shares)	819,766	449,180
Granted (in shares)	483,924	617,095
Vested (in shares)	(406,658)	(135,565)	(72,928)
Forfeited (in shares)	(9,254)	(110,944)
Nonvested stock at the end of period (in shares)	887,778	819,766	449,180
Weighted average grant date fair value
Non-vested at the beginning of period (in dollars per share)	$ 12.36	$ 12.19
Granted (in dollars per share)	15.77	12.40
Vested (in dollars per share)	12.33	12.19
Forfeited (in dollars per share)	12.43	12.08
Non vested at the end of period (in dollars per share)	$ 14.23	$ 12.36	$ 12.19
Unrecognized compensation cost	$ 12.0
Weighted-average period to recognize unrecognized compensation cost	3 years 2 months 12 days
Number of treasury shares purchased	146,609	28,597	19,465
Payments for purchase of treasury shares	$ 2.3	$ 0.3	$ 0.2
Payments of Dividends	$ 0.9	$ 0.7